Inventories - Narrative (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Inventories [Line Items]
Inventories, write-down provision	€ 44,462	€ 35,510
Finished goods, write-down provision	4,089	591
Purchased goods, write-down provision	40	591
VLA2001
Disclosure Of Inventories [Line Items]
Inventories, write-down provision	17,200	17,200
IXCHIQ
Disclosure Of Inventories [Line Items]
Inventories, write-down provision	23,200	17,200
IXIARO and IXCHIQ and DUKORAL
Disclosure Of Inventories [Line Items]
Finished goods, write-down provision	€ 4,100	€ 600